BASIS OF PREPARATION AND SCOPE OF CONSOLIDATION	12 Months Ended
Dec. 31, 2024
Basis of Preparation and Scope of Consolidation [Abstract]
BASIS OF PREPARATION AND SCOPE OF CONSOLIDATION	BASIS OF PREPARATION AND SCOPE OF CONSOLIDATION
These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards ('IFRS') as issued by the International Accounting Standards Board ('IASB') and are referred to hereinafter as consolidated financial statements. They present the activities, assets and liabilities of Sunrise, as included in the scope of consolidation, and contain the financial information of the legal entities of Sunrise.
Sunrise forms a separate group of legal entities in all years presented. All intercompany transactions and balances within Sunrise have been eliminated. Any respective material events occurring after 31 December 2024 are disclosed in Note 29.
These consolidated financial statements present the assets, liabilities, revenues, expenses and cash flows attributable to Sunrise. The consolidated financial statements have been prepared under the historical cost convention, unless otherwise indicated. The fair value of financial assets and liabilities is presented in Note 24. The consolidated financial statements have been prepared under the assumption of going concern. The presentation currency of these consolidated financial statements is the Swiss franc ('CHF'). Due to rounding, numbers presented throughout this report may not add up precisely to the totals provided. All ratios and variances are calculated using the precise underlying amount rather than the presented rounded amount.
The preparation of these consolidated financial statements require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and the reported amounts of revenue and expenses during the fiscal period. These estimates are based on management’s best knowledge of current events and actions that Sunrise may undertake in the future. Please refer to Note 4 for further details.
See Note 26 for additional disclosures regarding transactions with related parties.